Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Statement of comprehensive income [abstract]
Net income		$ 1,666	$ 1,523	$ 1,730	$ 5,058	$ 5,006
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(136)	437	546	1,352	(2,309)
Net gains (losses) on hedges of investments in foreign operations		81	(245)	(318)	(780)	1,323
Other comprehensive income, net of tax, exchange differences on translation		(55)	192	228	572	(986)
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		(104)	(404)	(1)	(677)	(17)
Net (gains) losses reclassified to net income		(5)	(11)	(9)	(30)	(51)
Other comprehensive income, net of tax, debt securities		(109)	(415)	(10)	(707)	(68)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		(121)	(749)	211	(863)	365
Net (gains) losses reclassified to net income		248	326	(161)	502	(347)
Other comprehensive income, net of tax, cash flow hedges		127	(423)	50	(361)	18
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(32)	322	137	396	663
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		75	108	10	222	(5)
Net gains (losses) on equity securities designated at FVOCI		(84)	35	25	(30)	70
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		(41)	465	172	588	728
Total OCI	[1]	(78)	(181)	440	92	(308)
Comprehensive income		1,588	1,342	2,170	5,150	4,698
Comprehensive income (loss) attributable to non-controlling interests		6	5	5	16	13
Preferred shareholders and other equity instrument holders		46	47	30	134	111
Common shareholders		1,536	1,290	2,135	5,000	4,574
Comprehensive income attributable to equity shareholders		1,582	1,337	2,165	5,134	4,685
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		5	(15)	(19)	(45)	34
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(5)	14	18	49	(43)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		0	(1)	(1)	4	(9)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		12	99	(3)	145	(16)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		2	4	3	11	18
Income tax (expense) benefit relating to debt securities of other comprehensive income		14	103	0	156	2
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		43	269	(75)	308	(130)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		(88)	(117)	57	(179)	123
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		(45)	152	(18)	129	(7)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		12	(115)	(49)	(141)	(237)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(27)	(38)	(3)	(79)	2
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		28	(13)	(9)	7	(24)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		13	(166)	(61)	(213)	(259)
Income tax (expense) benefit relating to components of other comprehensive income		$ (18)	$ 88	$ (80)	$ 76	$ (273)

[1]	Includes $43 million of losses for the quarter ended July 31, 2022 (April 30, 2022: $100 million of losses; July 31, 2021: $3 million of losses), and $170 million of losses for the nine months ended July 31, 2022 (July 31, 2021: $34 million of losses), relating to our investments in equity-accounted associates and joint ventures.